STATEMENTS OF OPERATIONS (USD $)	12 Months Ended		77 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Income
Grant income			$ 482,235
Collaboration income	1,354,500		1,354,500
Total income	1,354,500		1,836,735
Operating expenses:
Research and development	4,136,951	4,080,884	29,995,891
General and administrative	2,116,729	2,212,669	16,326,160
Total operating expenses	6,253,680	6,293,553	46,322,051
Loss from operations	(4,899,180)	(6,293,553)	(44,485,316)
Other income (expense):
Interest income	6,006	20,377	793,965
Interest expense			(1,273,734)
Other income (expense)	8,388	241,685	150,105
Total other income (expense)	14,394	262,062	(329,664)
Net loss	$ (4,884,786)	$ (6,031,491)	$ (44,814,980)
Basic and diluted loss per share	$ (0.13)	$ (0.19)
Weighted-average common shares outstanding	37,328,519	32,168,433